As filed with the Securities and Exchange Commission on November 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21079

Hatteras Alternative Mutual Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615-3052
(Address of principal executive offices) (Zip code)

Mr. David Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615-3052
(Name and address of agent for service)

1-919-846-2324
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1.  Schedule  of Investments.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Shares or
	Principal Amount	Value
Underlying Funds Trust - 97.5%
Event Drivena	9,411,542	$73,712,985
Long/Short Equitya	11,988,809	72,612,499
Market Neutral Equitya	7,537,856	63,068,032
Relative Valuea	8,261,992	67,269,637
Total Underlying Funds Trust (Cost $268,570,519)		$276,663,153
Repurchase Agreements - 2.0%
J.P. Morgan 0.050%, dated 9/30/2010,
due 10/01/2010, repurchase price $5,711,509b	$5,711,501	5,711,501
Total Repurchase Agreements (Cost $5,711,501)		5,711,501
Total Investments (Cost $274,282,020) - 99.5%		282,374,654
Other Assets in Excess of Liabilities - 0.5%		1,494,457
TOTAL NET ASSETS - 100.0%		$283,869,111

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Collateralized by U.S. Treasury Bonds.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:
Cost of investments	$276,829,078
Gross unrealized appreciation	10,754,526
Gross unrealized depreciation	(5,208,950)
Net unrealized appreciation	$5,545,576

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Hatteras Alpha Hedged Strategies Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$276,663,153	$—	$276,663,153
Repurchase Agreements	—	5,711,501	—	5,711,501
Total Investments in Securities	$—	$282,374,654	$—	$282,374,654

There were no transfers into or out of Level 1 or Level 2 during the period.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS BETA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

		Shares or
		Principal Amount	Value
Underlying Funds Trust - 95.1%
Event Drivena		121,656	$952,834
Long/Short Equitya		190,999	1,156,824
Relative Valuea		50,907	414,489
Total Underlying Funds Trust (Cost $2,234,700)			$2,524,147
Repurchase Agreements - 5.2%
J.P. Morgan 0.050%, dated 9/30/2010,
due 10/01/2010, repurchase price $137,552b		$137,552	137,552
Total Repurchase Agreements (Cost $137,552)			137,552
Total Investments (Cost $2,372,252) - 100.3%			2,661,699
Liabilities in Excess of Other Assets - (0.3)%			(8,739)
TOTAL NET ASSETS - 100.0%			$2,652,960

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Collateralized by U.S. Treasury Bonds.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:
Cost of investments	$2,460,602
Gross unrealized appreciation	232,729
Gross unrealized depreciation	(31,632)
Net unrealized appreciation	$201,097

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Hatteras Beta Hedged Strategies Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$2,524,147	$—	$2,524,147
Repurchase Agreements	—	137,552	—	137,552
Total Investments in Securities	$—	$2,661,699	$—	$2,661,699

There were no transfers into or out of Level 1 or Level 2 during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Hatteras Alternative Mutual Funds Trust

By     /s/ David Perkins
       David Perkins, President

Date    November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ David Perkins
       David Perkins, President

Date    November 19, 2010

By    /s/ Lance Baker
       Lance Baker, Treasurer and Chief Financial Officer

Date    November 19, 2010